Stock-Based Compensation Plans	9 Months Ended
Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock-Based Compensation Plans

17. STOCK-BASED COMPENSATION PLANS
Cenovus has a number of stock-based compensation plans that include net settlement rights (“NSRs”), performance share units (“PSUs”), restricted share units (“RSUs”) and deferred share units. As at September 30, 2025, no Cenovus replacement stock options were outstanding.
The following tables summarize information related to the Company’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at September 30, 2025	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	11,171	5,190
Performance Share Units	7,542	—
Restricted Share Units	10,052	—
Deferred Share Units	2,006	2,006
The weighted average exercise price of NSRs outstanding as at September 30, 2025, was $19.22.

	Units Granted	Units Vested and Exercised/ Paid Out
For the nine months ended September 30, 2025	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	4,384	1,080
Cenovus Replacement Stock Options	—	329
Performance Share Units	3,357	2,303
Restricted Share Units	4,353	1,955
Deferred Share Units	358	169

	Weighted Average Exercise Price	Units Exercised
For the nine months ended September 30, 2025	($/unit)	(thousands)
Stock Options With Associated Net Settlement Rights Exercised for Net Cash Payment	12.14	752
Stock Options With Associated Net Settlement Rights Exercised and Net Settled for Common Shares (1)	9.48	328
Cenovus Replacement Stock Options Exercised and Net Settled for Cash	3.54	317
Cenovus Replacement Stock Options Exercised and Net Settled for Common Shares (2)	3.54	12
(1)NSRs were net settled for 328 thousand common shares.
(2)Cenovus replacement stock options were net settled for 10 thousand common shares.
The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Stock Options With Associated Net Settlement Rights	2	2	8	9
Cenovus Replacement Stock Options	—	(2)	(1)	1
Performance Share Units	24	(4)	39	57
Restricted Share Units	40	(2)	61	50
Deferred Share Units	11	(6)	10	6
Stock-Based Compensation Expense (Recovery)	77	(12)	117	123
PSUs and RSUs granted under the Performance Share Unit Plan and Restricted Share Unit Plan for Local Employees in the Asia Pacific region may only be settled in cash.